VGAMBLING INC.

Hodges Bay Road, Hodges Bay
St. Johns, Antigua, West Indies

October 27, 2014

Re: VGambling, Inc. (the "Company")
Item 4.01 Form 8-K
Filed October 20, 2014
File No. 333-156302

We refer to your letter of October 24, 2014 addressed to the Company with your comments on Item 4.01 of the Company's Form 8-K, filed on October 20, 2014.

We acknowledge that:

- the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
- staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
- the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely



Grant Johnson
President VGambling Inc.